Russell 2000 2x Strategy Fund N-1A Cover	Mar. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	RYDEX DYNAMIC FUNDS
Entity Central Index Key	0001092720
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025